LONG-TERM LOANS FROM OTHERS (Narrative) (Details) In Thousands, unless otherwise specified					1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Loan One [Member] USD ($)	Dec. 31, 2009 Loan One [Member] USD ($)	Jul. 31, 2013 Loan Two [Member] ILS	Dec. 31, 2013 Loan Two [Member] USD ($)	Dec. 31, 2013 Loan Three [Member] EUR (€)	Sep. 30, 2008 Loan Three [Member] EUR (€)	Dec. 31, 2005 Loan Four [Member] USD ($)	Dec. 31, 2013 Pointer Brazil [Member] USD ($)	Dec. 31, 2013 Minimum [Member] Capital Lease Obligations [Member]	Dec. 31, 2013 Maximum [Member] Capital Lease Obligations [Member]
Loan face amount				$ 140	216			€ 25	$ 737
Interest rate				4.00%				2.00%		6.00%	8.00%	16.00%
Long-term loans	1,968	937	191			193				838
Interest spread on variable rate					3.80%
Repayment of debt							€ 6,000